Description of the Business and Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
Decrease in depreciation expense	$ 0.6	$ 1.8
Customer One | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		21.00%	19.00%
Customer Two | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		19.00%	19.00%
Customer Three | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage		13.00%	14.00%